SHARE-BASED COMPENSATION - Share based compensation expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SHARE-BASED COMPENSATION
Total share based compensation expenses	$ 10,520,282	$ 18,679,658	$ 10,129,541
Research and development expenses
SHARE-BASED COMPENSATION
Total share based compensation expenses	7,227,298	13,582,746	6,472,083
Administrative expenses
SHARE-BASED COMPENSATION
Total share based compensation expenses	$ 3,292,984	$ 5,096,912	$ 3,657,458